Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Segment Reporting Table [Abstract]
Schedule Of Segment Reporting Information By Segment [Table Text Block]

	Three Months Ended March 31,
	2012	2011
Investment Management
Revenues (a)	$45,764	$56,764
Operating expenses (a)	(44,060)	(38,923)
Other, net (b)	10,077	2,716
Provision for income taxes	(622)	(7,380)
Income from continuing operations attributable to W. P. Carey members	$11,159	$13,177
Real Estate Ownership (c)
Revenues	$23,645	$19,155
Operating expenses	(16,946)	(10,405)
Interest expense	(7,345)	(4,316)
Other, net (b)	5,339	4,383
Provision for income taxes	(1,073)	(187)
Income from continuing operations attributable to W. P. Carey members	$3,620	$8,630
Total Company
Revenues (a)	$69,409	$75,919
Operating expenses (a)	(61,006)	(49,328)
Interest expense	(7,345)	(4,316)
Other, net (b)	15,416	7,099
Provision for income taxes	(1,695)	(7,567)
Income from continuing operations attributable to W. P. Carey members	$14,779	$21,807

Reconciliation Of Assets From Segment To Consolidated [Table Text Block]

	Years Ended December 31,
	2011	2010	2009
Investment Management
Revenues (a)	$242,647	$191,890	$155,119
Operating expenses (a)	(157,544)	(133,682)	(110,160)
Other, net (b)	23,866	7,026	7,913
Provision for income taxes	(34,971)	(23,661)	(21,813)
Income from continuing operations attributable to W. P. Carey members	$73,998	$41,573	$31,059
Real Estate Ownership (c)
Revenues	$88,994	$73,535	$68,779
Operating expenses	(54,755)	(39,512)	(37,084)
Interest expense	(21,920)	(15,725)	(14,462)
Other, net (b)	61,713	25,662	13,037
Provision for income taxes	(2,243)	(2,154)	(971)
Income from continuing operations attributable to W. P. Carey members	$71,789	$41,806	$29,299
Total Company
Revenues (a)	$331,641	$265,425	$223,898
Operating expenses (a)	(212,299)	(173,194)	(147,244)
Interest expense	(21,920)	(15,725)	(14,462)
Other, net (b)	85,579	32,688	20,950
Provision for income taxes	(37,214)	(25,815)	(22,784)
Income from continuing operations attributable to W. P. Carey members	$145,787	$83,379	$60,358

Schedule of Segment Long Lived Assets to Consolidated Assets [Table Text Block]

	Total Long-Lived Assets at (d)		Total Assets at
	March 31, 2012	December 31, 2011	March 31, 2012	December 31, 2011
Investment Management	$2,315	$2,593	$139,865	$128,557
Real Estate Ownership	1,197,398	1,217,931	1,319,121	1,334,066
Total Company	$1,199,713	$1,220,524	$1,458,986	$1,462,623

	Total Long-Lived Assets		Total Assets
	at December 31, (d)		at December 31,
	2011	2010	2011	2010
Investment Management	$2,593	$3,730	$128,557	$123,921
Real Estate Ownership	1,217,931	946,975	1,334,066	1,048,405
Total Company	$1,220,524	$950,705	$1,462,623	$1,172,326

Schedule Of International Investment By Segment [Table Text Block]

	Three Months Ended March 31,
	2012	2011
Lease revenues	$2,563	$1,999
Income from equity investments in real estate	1,539	1,523
	$4,102	$3,522

	March 31, 2012	December 31, 2011
Long-lived assets	$67,667	$66,086

Year Ended December 31, 2011	Domestic	Foreign (a)	Total
Revenues	$79,265	$9,729	$88,994
Operating expenses	(49,896)	(4,859)	(54,755)
Interest expense	(20,225)	(1,695)	(21,920)
Other, net (b)	55,537	6,176	61,713
Provision for income taxes	(2,135)	(108)	(2,243)
Income from continuing operations attributable to W. P. Carey members	$62,546	$9,243	$71,789
Total assets	$1,258,544	$75,522	$1,334,066
Total long-lived assets	$1,151,845	$66,086	$1,217,931

Year Ended December 31, 2010	Domestic	Foreign (a)	Total
Revenues	$65,829	$7,706	$73,535
Operating expenses	(35,770)	(3,742)	(39,512)
Interest expense	(13,983)	(1,742)	(15,725)
Other, net (b)	21,719	3,943	25,662
Provision for income taxes	(2,124)	(30)	(2,154)
Income from continuing operations attributable to W. P. Carey members	$35,671	$6,135	$41,806
Total assets	$965,418	$82,987	$1,048,405
Total long-lived assets	$877,849	$69,126	$946,975

Year Ended December 31, 2009	Domestic	Foreign (a)	Total
Revenues	$60,806	$7,973	$68,779
Operating expenses	(34,665)	(2,419)	(37,084)
Interest expense	(12,411)	(2,051)	(14,462)
Other, net (b)	7,248	5,789	13,037
Provision for income taxes	(8)	(963)	(971)
Income from continuing operations attributable to W. P. Carey members	$20,970	$8,329	$29,299
Total assets	$900,431	$64,865	$965,296
Total long-lived assets	$836,549	$47,911	$884,460